INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 529	$ 562
Work in process	121	77
Finished products	215	134
Total inventories	865	773
Inventory write-down	$ 643	$ 643